SCHEDULE OF INCOME TAX AND ACTUAL PROVISION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income before income tax	$ 1,269,643	$ 936,788	$ 642,350
Tax expenses at the BVI statutory income tax rate
Tax effect of rate differences in various jurisdictions	209,491	152,624	105,988
Tax effect of non-taxable income	(1,683)	(2,759)	(2,053)
Tax effect of deductible temporary difference	6,366	(923)	(3,907)
Tax effect of non-deductible expenditure		55
Tax concession	(769)	(1,282)	(1,282)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)	(21,154)
Income tax expenses	$ 192,251	$ 126,561	$ 77,592